CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended
	Jun. 30, 2026	Feb. 28, 2026	Dec. 31, 2025	Jul. 31, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ConvertibleDebenturesLineItems [Line Items]
Convertible debentures					$ 5,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000
Capitalized interest					2,469,000	$ 1,062,000	2,295,000	1,833,000
Accrued interest			$ 18,617,000		$ 26,086,000		$ 18,617,000	$ 14,321,000
Interest rate description							The Debentures bear interest from 11% to 15% per annum if paid in cash or 14% to 15% if accreted to the principal balance outstanding.
Warrant terms			10 years	10 years			10 years
Warrant exercise price			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Warrant maturity date				Jan. 19, 2026
Warrant issued				430,009
Equity method investment value			$ 5,000,000				$ 5,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			4,304,426		4,759,080	4,162,565	4,304,426	3,980,704	3,368,834
Convertible Debenture Agreement [Member]
ConvertibleDebenturesLineItems [Line Items]
Convertible Debt		$ 2,000	$ 1,000				$ 1,000
Debt Instrument, Interest Rate During Period		15.00%	15.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		181,861	181,861				181,861
Share Price		$ 0.01	$ 0.01				$ 0.01
Common Stock, Terms of Conversion		The convertible debenture converts into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.	The convertible debenture converts into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.
Convertible Debenture Agreement One [Member]
ConvertibleDebenturesLineItems [Line Items]
Convertible Debt	$ 3,000
Debt Instrument, Interest Rate During Period	15.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	272,793
Share Price	$ 0.01
Common Stock, Terms of Conversion	The convertible debenture converts into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.
Nonconsolidated Investees, Other [Member]
ConvertibleDebenturesLineItems [Line Items]
Equity method investment, ownership percentage			100.00%				100.00%
Common Stock [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument conversion percentage							50.00%
2019 Through 2022 [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument redemption percentage							110.00%
2019 Through 2022 [Member] | Common Stock [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument conversion percentage							50.00%
2023 Through 2025 [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument redemption percentage							100.00%
October 2022 [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument interest rate			6.00%				6.00%
2019 [Member]
ConvertibleDebenturesLineItems [Line Items]
Gross proceeds							$ 20,000,000
Principal amount							100,000,000
2020 [Member]
ConvertibleDebenturesLineItems [Line Items]
Gross proceeds							20,000,000
Principal amount							$ 100,000,000